May 17, 2013

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:            The Boston Trust & Walden Funds, File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

On behalf of The Boston Trust & Walden Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 145 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add a new series, the Walden International Equity Fund to the Trust.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP